Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer's matching contribution	50.00%
Employer's annual contribution	$ 590,002	$ 538,495	$ 520,488
Defined contribution plan, service period for eligibility	1 year
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer's matching contribution as percentage of each participant's compensation, maximum	3.00%
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 194,146	189,966	183,824
Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 535,489	$ 521,991	$ 584,319